Equity (Details) - Schedule of stock option activity	3 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule Of Stock Option Activity Abstract
Options outstanding, Number of Options | shares	1,250,004
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Forfeitures in Period | shares	(37,619)
Options outstanding, Number of Options | shares	1,212,385
Options exercisable, Weighted Average Exercise Price | $ / shares	$ 20.00
Options exercisable, Number of Options | shares	1,017,312
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 19.18
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price | $ / shares	19.66
Options outstanding, Weighted Average Exercise Price | $ / shares	$ 19.17